Employee Severance and Termination Costs (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Employee Severance and Other Termination Costs Incurred by Reportable Segment

Employee severance and other termination costs incurred by reportable segment for the years ended December 31, 2013, 2012 and 2011 are presented in the table below.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Aerospace Systems	$2	$1	$3
Electronic Systems	16	13	12
Communication Systems	11	8	4
NSS	—	1	1

Consolidated	$29	$23	$20